CURRENT AND DEFERRED TAXES (Details Narrative)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current And Deferred Taxes
Tax rate	27.00%	25.50%	24.00%